Investments in Associates and Joint Ventures - Summary of Investments in Associates and Joint Ventures (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Joint Ventures And Associates [Line Items]
Beginning balance	$ 1,071	$ 943
Contributions	68	48
Changes in foreign exchange rates	(52)	83
Share of loss	(3)	(3)
Other	(5)
Ending balance	1,079	1,071
NuevaUnión
Disclosure Of Joint Ventures And Associates [Line Items]
Beginning balance	1,058	929
Contributions	67	48
Changes in foreign exchange rates	(52)	83
Share of loss	(2)	(2)
Other	0
Ending balance	1,071	1,058
Other | Other
Disclosure Of Joint Ventures And Associates [Line Items]
Beginning balance	13	14
Contributions	1	0
Changes in foreign exchange rates	0	0
Share of loss	(1)	(1)
Other	(5)
Ending balance	$ 8	$ 13